Average Annual Total Returns	Alternative Energy Fund Alternative Energy Fund Shares 5/1/2014 - 5/1/2014	Alternative Energy Fund - Return After Taxes on Distributions Alternative Energy Fund Shares 5/1/2014 - 5/1/2014		Alternative Energy Fund - Return After Taxes on Distributions and Sale of Fund Shares Alternative Energy Fund Shares 5/1/2014 - 5/1/2014		Alternative Energy Fund MSCI World Index 5/1/2014 - 5/1/2014	Alternative Energy Fund Wilderhill Clean Energy Index (ECO) 5/1/2014 - 5/1/2014	Alternative Energy Fund Wilderhill New Energy Global Innovation Index (NEX) 5/1/2014 - 5/1/2014	Asia Focus Fund Asia Focus Fund Shares 5/1/2014 - 5/1/2014	Asia Focus Fund - Return After Taxes on Distributions Asia Focus Fund Shares 5/1/2014 - 5/1/2014		Asia Focus Fund - Return After Taxes on Distributions and Sale of Fund Shares Asia Focus Fund Shares 5/1/2014 - 5/1/2014		Asia Focus Fund MSCI AC Far East Free Ex Japan Index 5/1/2014 - 5/1/2014	Asia Focus Fund S&P 500 Index 5/1/2014 - 5/1/2014	Asia Pacific Dividend Builder Fund Asia Pacific Dividend Builder Fund Shares 5/1/2014 - 5/1/2014	Asia Pacific Dividend Builder Fund - Return After Taxes on Distributions Asia Pacific Dividend Builder Fund Shares 5/1/2014 - 5/1/2014		Asia Pacific Dividend Builder Fund - Return After Taxes on Distributions and Sale of Fund Shares Asia Pacific Dividend Builder Fund Shares 5/1/2014 - 5/1/2014		Asia Pacific Dividend Builder Fund MSCI AC Pacific Ex Japan 5/1/2014 - 5/1/2014	Asia Pacific Dividend Builder Fund S&P 500 Index 5/1/2014 - 5/1/2014	China & Hong Kong Fund China & Hong Kong Fund Shares 5/1/2014 - 5/1/2014	China & Hong Kong Fund - Return After Taxes on Distributions China & Hong Kong Fund Shares 5/1/2014 - 5/1/2014		China & Hong Kong Fund - Return After Taxes on Distributions and Sale of Fund Shares China & Hong Kong Fund Shares 5/1/2014 - 5/1/2014		China & Hong Kong Fund Hang Seng Index 5/1/2014 - 5/1/2014	China & Hong Kong Fund Hang Seng Composite Index 5/1/2014 - 5/1/2014	China & Hong Kong Fund S&P 500 Index 5/1/2014 - 5/1/2014	Global Energy Fund Global Energy Fund Shares 5/1/2014 - 5/1/2014	Global Energy Fund - Return After Taxes on Distributions Global Energy Fund Shares 5/1/2014 - 5/1/2014		Global Energy Fund - Return After Taxes on Distributions and Sale of Fund Shares Global Energy Fund Shares 5/1/2014 - 5/1/2014		Global Energy Fund MSCI World Energy Index 5/1/2014 - 5/1/2014	Global Energy Fund S&P 500 Index 5/1/2014 - 5/1/2014	Global Innovators Fund Global Innovators Fund Shares 5/1/2014 - 5/1/2014	Global Innovators Fund - Return After Taxes on Distributions Global Innovators Fund Shares 5/1/2014 - 5/1/2014		Global Innovators Fund - Return After Taxes on Distributions and Sale of Fund Shares Global Innovators Fund Shares 5/1/2014 - 5/1/2014		Global Innovators Fund Nasdaq Composite Index 5/1/2014 - 5/1/2014	Global Innovators Fund S&P 500 Index 5/1/2014 - 5/1/2014	Global Innovators Fund MSCI World Index 5/1/2014 - 5/1/2014	Dividend Builder Fund Dividend Builder Fund Shares 5/1/2014 - 5/1/2014	Dividend Builder Fund - Return After Taxes on Distributions Dividend Builder Fund Shares 5/1/2014 - 5/1/2014		Dividend Builder Fund - Return After Taxes on Distributions and Sale of Fund Shares Dividend Builder Fund Shares 5/1/2014 - 5/1/2014		Dividend Builder Fund MSCI World Index 5/1/2014 - 5/1/2014	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares 5/1/2014 - 5/1/2014	Renminbi Yuan & Bond Fund - Return After Taxes on Distributions Renminbi Yuan & Bond Fund Shares 5/1/2014 - 5/1/2014		Renminbi Yuan & Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Renminbi Yuan & Bond Fund Shares 5/1/2014 - 5/1/2014		Renminbi Yuan & Bond Fund HSBC Offshore Renminbi Bond Index 5/1/2014 - 5/1/2014
[AverageAnnualReturnAbstract]
1 Year	61.54%	61.54%	[1]	34.83%	[1]	27.49%	58.54%	55.57%	(10.24%)	(10.45%)	[1]	(5.30%)	[1]	3.94%	32.38%	(1.99%)	(2.36%)	[1]	(0.54%)	[1]	4.58%	32.38%	6.45%	5.86%	[1]	4.32%	[1]	6.52%	8.11%	32.38%	24.58%	24.44%	[1]	14.03%	[1]	18.98%	32.38%	45.29%	45.15%	[2]	25.75%	[2]	40.17%	32.38%	27.49%	29.87%	28.07%	[3]	18.31%	[3]	27.49%	5.26%	3.79%	[2]	2.96%	[2]	2.76%
5 Years	(3.88%)	(3.88%)	[1]	(2.84%)	[1]	15.81%	(4.33%)	2.10%	12.56%	12.60%	[1]	10.42%	[1]	17.17%	17.92%	16.20%	16.03%	[1]	13.51%	[1]	18.01%	17.92%	14.45%	13.77%	[1]	11.97%	[1]	13.80%	13.78%	17.92%	16.34%	16.23%	[1]	13.27%	[1]	11.97%	17.92%	22.57%	22.53%	[2]	18.60%	[2]	22.95%	17.92%	15.81%
10 Years									7.36%	7.21%	[1]	6.21%	[1]	11.16%	7.40%								9.44%	8.86%	[1]	7.86%	[1]	9.99%	10.66%	7.40%								10.42%	10.32%	[2]	8.63%	[2]	8.83%	7.40%	7.71%
Since Inception	(12.20%)	(12.47%)	[1]	(8.15%)	[1]	5.78%	(14.03%)	(3.61%)								4.70%	4.09%	[1]	3.82%	[1]	8.80%	6.96%									13.41%	12.92%	[1]	11.31%	[1]	10.51%	7.41%									19.24%	18.05%	[3]	14.91%	[3]	17.74%	3.70%	2.79%	[2]	2.45%	[2]	2.65%
Inception Date	Mar. 31, 2006	Mar. 31, 2006	[1]	Mar. 31, 2006	[1]	Mar. 31, 2006	Mar. 31, 2006	Mar. 31, 2006								Mar. 31, 2006	Mar. 31, 2006	[1]	Mar. 31, 2006	[1]	Mar. 31, 2006	Mar. 31, 2006									Jun. 30, 2004	Jun. 30, 2004	[1]	Jun. 30, 2004	[1]	Jun. 30, 2004	Jun. 30, 2004									Mar. 30, 2012	Mar. 30, 2012	[3]	Mar. 30, 2012	[3]	Mar. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	[2]	Jun. 30, 2011	[2]	Jun. 30, 2011

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.